Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024		Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2024		Sep. 30, 2023
REVENUES
Total revenues
COSTS OF REVENUES
Total costs of revenues
GROSS PROFIT (LOSS)
Total gross profit (loss)
OPERATING EXPENSES:
Professional fees	4,359,640	$ 3,106,007		552,845	6,051,719	3,266,539	$ 5,986,910		$ 1,566,409
Compensation and related benefits	230,988	1,170,799		53,333	365,988	108,333	133,333		120,000
Amortization of intangible assets									265,162
Bad debt expense – related parties									529,488
Other general and administrative	180,947	247,374		191,291	909,275	537,146	593,129		264,370
Impairment loss				391,217		391,217	391,217		11,914,322
Total operating expenses	4,771,575	4,524,180		1,188,686	7,326,982	4,303,235	7,104,589		14,659,751
LOSS FROM OPERATIONS	(4,771,575)	(4,524,180)		(1,188,686)	(7,326,982)	(4,303,235)	(7,104,589)		(14,659,751)
OTHER (EXPENSE) INCOME:
Interest expense	(36,346)	(439,326)		(303,626)	(407,971)	(343,333)	(343,333)
Interest expense - related parties	(13,545)			(15,521)	(64,306)	(38,249)	(44,111)		(563)
Loss on extinguishment of vendor obligations		(277,993)					(288,835)
Gain on extinguishment of vendor obligations							211,200
Gain on extinguishment of due to affiliates							192,069
Gain on sale of investment		63,759
Day one loss on stock purchase warrants issued in connection with private placement		(13,533,404)
Day one loss of stock purchase warrants issued in connection with conversion of convertible notes		(663,408)
Change in fair value of liability classified stock purchase warrants		(140,584,780)
Loss on settlement of vendor obligations				(112,436)		(288,835)
Gain on settlement of vendor obligations				211,200		211,200
Gain on settlement of due to affiliates				192,069		192,069
Loss on debt extinguishment	(7,484,152)				(7,484,152)
Penalty - late registration					(800,000)
Change in fair value - convertible note embedded derivative					587,790
Change in fair value - stock purchase warrant liabilities	13,963,884	(624,888)			123,369,695
Loss on reclassification of stock purchase warrants from equity-classified to liability-classified		(45,784)
Change in fair value – digital assets	(967,818)				(967,818)
Gain on deconsolidation	2,491,485				2,491,485
Day one loss on private placement	(19,605,956)				(19,605,956)
Other income (expense)	118,795			14	280,422
Total other income (expense), net	(11,533,653)	(156,105,824)		(28,300)	97,399,189	(267,148)	(273,010)		(563)
INCOME (LOSS) BEFORE INCOME TAXES	(16,305,228)			(1,216,986)	90,072,207	(4,570,383)
INCOME TAXES
NET INCOME (LOSS) FROM CONTINUING OPERATIONS	(16,305,228)	(160,630,004)		(1,216,986)	90,072,207	(4,570,383)	(7,377,599)		(14,660,314)
NET INCOME (LOSS) FROM DISCONTINUED OPERATIONS	(60,264)	(157,975)		5,672,219	(460,971)	4,979,958	(1,140,921)		(2,768,114)
NET INCOME (LOSS)	(16,365,492)	(160,787,979)		4,455,233	89,611,236	409,575	(8,518,520)		(17,428,428)
Total other comprehensive loss from discontinued operations		110,435					(176,842)		(26,260)
NET INCOME (LOSS)	(16,365,492)	(160,787,979)		4,455,233	89,611,236	409,575	(8,518,520)		(17,428,428)
COMPREHENSIVE INCOME (LOSS):
Total other comprehensive loss from discontinued operations		110,435					(176,842)		(26,260)
NET INCOME (LOSS)	(16,365,492)	(160,787,979)		4,455,233	89,611,236	409,575	(8,518,520)		(17,428,428)
OTHER COMPREHENSIVE (LOSS) INCOME
Unrealized foreign currency translation (loss) gain	214,149			(134,503)	32,171	(113,529)
COMPREHENSIVE INCOME (LOSS)	$ (16,151,343)	$ (160,677,544)		$ 4,320,730	$ 89,643,407	$ 296,046	$ (8,695,362)		$ (17,454,688)
NET INCOME (LOSS) PER COMMON SHARE:
Continuing operations, basic (in Dollars per share)	$ (2.01)	$ (51.91)	[1]	$ (0.6)	$ 14.74	$ (2.45)	$ (4.27)	[1]	$ (11.64)	[1]
Discontinued operations, basic (in Dollars per share)	(0.01)	(0.05)	[1]	2.78	(0.08)	2.67	(0.66)	[1]	(2.2)	[1]
Basic (in Dollars per share)	(2.02)	(51.96)	[1]	2.18	14.66	0.22	(4.93)	[1]	(13.84)	[1]
Continuing operations, diluted (in Dollars per share)	(2.01)	(51.91)	[1]	(0.6)	11.53	(2.45)	(4.27)	[1]	(11.64)	[1]
Discontinued operations, diluted (in Dollars per share)	(0.01)			2.78	(0.06)	2.67
Diluted (in Dollars per share)	$ (2.02)	$ (51.96)	[1]	$ 2.18	$ 11.47	$ 0.22	$ (4.93)	[1]	$ (13.84)	[1]
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING:
Basic (in Shares)	8,124,786	3,094,253		2,043,928	6,111,279	1,864,566	1,728,144		1,259,333
Diluted (in Shares)	8,124,786	3,094,253		2,043,928	7,813,592	1,864,566	1,728,144		1,259,333
General Support Services - Related Party
REVENUES
Total revenues		$ 0					$ 70,000		$ 0
COSTS OF REVENUES
Total costs of revenues
GROSS PROFIT (LOSS)
Total gross profit (loss)
Financial Services
REVENUES
Total revenues
COSTS OF REVENUES
Total costs of revenues
GROSS PROFIT (LOSS)
Total gross profit (loss)

[1]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 4 and the one-for-eight reverse stock split described in Note 10.